Schedule H, Line 4i	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

b1BANK EMPLOYEE RETIREMENT PLAN AND TRUST

EIN: 20-3977125 PN: 001

FORM 5500 SCHEDULE H LINE 4(i) – SCHEDULE OF ASSETS HELD (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

	Identity of Issuer	Investment Description	Cost	Current Value

		Registered Investment Companies
	AllianceBernstein	AB Small Cap Growth	*	$571,320
	American Funds	American Funds New Prspctv R6	*	16,710,972
	Fidelity Investments	Fidelity 500 Index	*	9,479,595
	Fidelity Investments	Fidelity Mid Cap Index	*	2,411,856
	Fidelity Investments	Fidelity Small Cap Index	*	1,370,171
	Fidelity Investments	Fidelity Total International Index	*	4,943,500
	Fidelity Investments	Fidelity US Bond Index	*	3,010,145
	Franklin Templeton Investments	Franklin Small Cap Value R6	*	904,844
	JP Morgan Investment Mgmt, Inc.	JPMorgan Equity Income R6	*	2,849,560
	JP Morgan Investment Mgmt, Inc.	JPMorgan Mid Cap Growth R6	*	1,034,269
	MFS	MFS Mid Cap Value R6	*	802,322
	PIMCO	PIMCO Income Inst	*	3,280,993
	T. Rowe Price	T. Rowe Price Blue Chip Growth I	*	7,084,502
				54,454,049
		Common & Collective Trusts
	Wilmington Trust	My Retirement Path Moderate Retirement R	*	7,017,105
	Wilmington Trust	My Retirement Path Moderate Retirement 2035 R	*	5,612,002
	Wilmington Trust	My Retirement Path Moderate Retirement 2045 R	*	6,554,174
	Wilmington Trust	My Retirement Path Moderate Retirement 2055 R	*	4,571,612
				23,754,893

		Guaranteed Interest Accounts
**	Great-West Life & Annuity
	Insurance Company	Fixed Group Unallocated Deferred Annuity Contract	*	3,018,306

		Employer Stock
**	Parent Company of Plan Sponsor	Business First Bancshares, Inc. (BFST) unitized stock fund	*	3,849,279

		Notes Receivable from Participants
**	Plan Sponsor	Interest Rates Ranging from 4.25-10.50%		1,524,657

				$86,601,184

*	Cost information omitted for participant directed investments.
**	Denotes party-in-interest.

See report of independent registered public accounting firm.